RIGHT-OF-USE-ASSETS, NET	6 Months Ended
Jun. 30, 2026
Right-of-use-assets Net
RIGHT-OF-USE-ASSETS, NET

5	RIGHT-OF-USE-ASSETS, NET

Leased Properties
USD
At January 1, 2026	85,134
Depreciation charge for the period	(21,197)
Exchange difference	2,280
At June 30, 2026	66,217

For this period, the Group leased offices for its operations. Lease contracts are entered into fixed terms from 5 year to 9 years. No extension options are available for all leases. Lease terms are negotiated on an individual basis and contain wide range of different terms and conditions. In determining the lease term and assessing the length of the non-cancellable period, the Group applies the definition of a contract and determines the period for which the contract is enforceable.

All leases are operating leases.